Long-term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Investments	Dec. 31, 2012 Investments	Dec. 31, 2011
Long-term Investments [Abstract]
Cost method of accounting criteria, maximum ownership percentage	20.00%
Number of cost method investments fully disposed	2
Gain on disposal of cost-method investments	$ 427	$ 3,432
Number of cost method investments partially disposed		2
Equity method of accounting criteria, minimum ownership percentage	20.00%
Equity method of accounting criteria, maximum ownership percentage	50.00%
Loss on equity method investments	2,747	4,845	437
Number of equity method investments fully disposed	2	2
Number of equity method investments partially disposed	1
Gain on disposal of equity-method investments	15,380	1,334
Impairment loss on cost method investments	867	761	666
Impairment loss on equity method investments	$ 4,137	$ 1,541	$ 236